Expected credit loss measurement - Development of ECL allowances and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024	Dec. 31, 2022
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	$ (3,527)	$ (1,244)		$ (1,091)
Merger with Credit Suisse AG
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Merger with Credit Suisse AG			$ (2,114)
ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(544)	(143)
Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(16)	(11)
Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	(5)
Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	5	(2)
Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(46)	2
Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	6	(3)
Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	16	(4)
Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(1)
Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(453)	(140)
Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	3
Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(9)	(2)
Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(73)	(76)
Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(318)	(56)
Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(50)	(10)
Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	0
Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	1
Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(26)	35
Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	33	5
Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	20	5
Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	74	15
Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(94)	44
Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(59)	(34)
Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(9)	(15)
Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	(7)
Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(49)	(27)
Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	376	(10)
Stage 1 and 2 positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(1,110)
Stage 1 and 2 positions | Merger with Credit Suisse AG
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Merger with Credit Suisse AG			(591)
Stage 1 and 2 positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(530)
Stage 1 and 2 positions | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(5)
Twelve-month expected credit losses | Stage 1 and 2 positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(487)	(308)		(260)
Twelve-month expected credit losses | Stage 1 and 2 positions | Merger with Credit Suisse AG
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Merger with Credit Suisse AG			(322)
Twelve-month expected credit losses | Stage 1 and 2 positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	120	(30)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(6)	(27)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(8)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	(4)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(21)	(8)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(3)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	18	(4)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	23	8
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	1
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	2
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	16	3
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	1
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	1
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	117	7
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	18	(5)
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	7	2
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	52	13
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	6	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	34	(2)
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	12	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	1
Twelve-month expected credit losses | Stage 1 and 2 positions | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(14)	(18)
Twelve-month expected credit losses | Stage 1 and 2 positions | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	24	(18)
Lifetime expected credit losses | Stage 1 and 2 positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(623)	(272)		(267)
Lifetime expected credit losses | Stage 1 and 2 positions | Merger with Credit Suisse AG
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Merger with Credit Suisse AG			(268)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(71)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(29)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(194)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(76)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(201)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(55)	7
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(21)	9
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	9	3
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	3
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(36)	3
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	6	0
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	0
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(31)	(7)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	3
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(5)	(5)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(3)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(9)	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	0
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	1
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	0
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	32	14
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	18	14
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	4	3
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	38	10
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	1
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(28)	(14)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(21)	(15)
Lifetime expected credit losses | Stage 1 and 2 positions | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	0
Lifetime expected credit losses | Stage 1 and 2 positions | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(35)	(9)
Lifetime expected credit losses | Stage 1 and 2 positions | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(28)	(13)
Lifetime expected credit losses | Stage 3 positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(2,417)	(664)		$ (564)
Lifetime expected credit losses | Stage 3 positions | Merger with Credit Suisse AG
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Merger with Credit Suisse AG			$ (1,523)
Lifetime expected credit losses | Stage 3 positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(608)	(120)
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	11	7
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	10	7
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	0
Lifetime expected credit losses | Stage 3 positions | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(445)	(142)
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(1)
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(5)	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(82)	(76)
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(312)	(55)
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(46)	(11)
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements with stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(175)	14
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	(3)
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	9	(1)
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(17)	(8)
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(100)	44
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(65)	(18)
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Sovereigns
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(6)	(8)
Lifetime expected credit losses | Stage 3 positions | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	$ 379	$ 21